Statement of changes in equity (Statement) - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Other non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2023	[1]	€ 55,265	€ 2,861	€ 19,769	€ 0	€ 40	€ 36,237	€ 0	€ 2,015	€ (34)	€ 8,019	€ (951)	€ (16,254)	€ (3,321)	€ 6,885
Changes in equity [abstract]
Comprehensive income		5,468	0	0	0	0	0	0	0	0	4,994	0	(161)	374	261
Changes in equity other than total income or expense recognized		(3,642)	(37)	(585)	0	(8)	4,658	0	(182)	(72)	(8,019)	951	(1)	0	(348)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	(37)	(585)	0	0	29	0	(189)	781	0	0	0	0	0
Dividends recognised as distributions to owners		(2,585)	0	0	0	0	(2,245)	0	0	0	0	0	0	0	340
Purchase of treasury shares		(1,332)	0	0	0	0	0	0	0	1,332	0	0	0	0	0
Sale or issue of treasury shares		488	0	0	0	0	0	0	9	479	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	8	7,062	0	(1)	0	(8,019)	951	(1)	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(25)	0	0	0	(25)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(189)	0	0	0	8	(188)	0	(1)	0	0	0	0	0	(8)
Equity at end of period at Jun. 30, 2024		57,091	2,824	19,184	0	32	40,895	0	1,833	(106)	4,994	0	(16,416)	(2,947)	6,798
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2024	[2]	60,014	2,824	19,184	0	40	40,693	0	1,814	(66)	10,054	(1,668)	(17,220)	(2,730)	7,089
Equity at beginning of period at Dec. 31, 2024		60,014
Changes in equity [abstract]
Comprehensive income		3,719	0	0	0	0	0	0	0	0	5,447	0	(1,675)	(404)	351
Changes in equity other than total income or expense recognized		(2,847)	0	0	0	(9)	5,835	0	(9)	(30)	(10,054)	1,668	(1)	0	(248)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		(2,606)	0	0	0	0	(2,357)	0	0	0	0	0	0	0	(250)
Purchase of treasury shares		(548)	0	0	0	0	0	0	0	(548)	0	0	0	0	0
Sale or issue of treasury shares		524	0	0	0	0	0	0	6	518	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	9	8,392	0	(15)	0	(10,054)	1,668	(1)	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(25)	0	0	0	(25)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(191)	0	0	0	7	(200)	0	0	0	0	0	0	0	2
Equity at end of period at Jun. 30, 2025		€ 60,887	€ 2,824	€ 19,184	€ 0	€ 31	€ 46,528	€ 0	€ 1,805	€ (95)	€ 5,447	€ 0	€ (18,896)	€ (3,134)	€ 7,193

[1]	(1) Balances as of December 31, 2023 as originally reported in the consolidated financial statements for the year 2023.
[2]	(1) Balances as of December 31, 2024 as originally reported in the consolidated financial statements for the year 2024.